Interest in Honeywell Savings and Ownership Plan Master Trust - Master Trust’s Net Appreciation and Investment Income (Details) - Honeywell Puerto Rico Savings Plan [Member] - Master Trust [Member]
$ in Millions
12 Months Ended
Dec. 31, 2025 USD ($)
Interest in Honeywell Savings and Ownership Plan Master Trust [Abstract]
Net appreciation in fair value of investments	$ 1,376
Dividend and interest income	155
Total investment income and net appreciation	$ 1,531